Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 29, 2025	Jun. 30, 2024	Jul. 02, 2023	Jul. 03, 2022	Jun. 27, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company and peer group financial performance measures for the fiscal years listed below is provided in accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. Please refer to the “Compensation Discussion and Analysis” section for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

The Company chose the S&P SmallCap 600 Index as the peer group for purposes of Item 201(e) of Regulation S-K in the Company’s Annual Report on Form 10-K for fiscal 2025. The S&P SmallCap 600 Index seeks to measure the small-cap segment of the U.S. equity market, which the Company believes includes companies with characteristics most similar to UNIFI.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net (Loss) Income (in thousands) ($)	Adjusted EBITDA (in thousands) ($)
2025	2,219,431	1,992,419	1,061,857	929,660	44.90	169.09	(20,348)	(11,551)
2024	1,248,408	1,069,578	634,597	462,645	50.47	164.45	(47,395)	(5,197)
2023	1,244,710	824,527	696,777	273,051	69.15	154.22	(46,344)	(4,085)
2022	1,617,866	613,314	869,763	90,814	120.14	144.35	15,171	55,190
2021	1,748,373	3,040,666	1,198,197	2,145,892	212.08	176.08	29,073	64,643

(1)
The principal executive officer, or PEO, for each of the fiscal years listed is Edmund M. Ingle.

(2)
The dollar amounts shown in these columns have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the amounts set forth in the “Total” column of the Summary Compensation Table for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K.

(3)
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Performance share unit grant date fair values are calculated based on the probable outcome of the performance condition and the fair value of the stock price on the grant date; adjustments have been made based on the probable outcome of the performance condition and the stock price as of the measurement date. Restricted stock unit grant date fair values are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of the fiscal year end and as of each vesting date.

(4)
Information regarding non-PEO NEOs reflects the average Summary Compensation Table total compensation and average CAP for the following executives by fiscal year:

2025: Andrew J. Eaker, Albert P. Carey, Brian D. Moore, and Hongjun Ning.

2024: Andrew J. Eaker, Albert P. Carey, Hongjun Ning, Meredith S. Boyd and Craig A. Creaturo.

2023: Albert P. Carey, Hongjun Ning, Gregory K. Sigmon, Craig A. Creaturo, and Lucas de Carvalho Rocha.

2022: Albert P. Carey, Craig A. Creaturo, Hongjun Ning, and Lucas de Carvalho Rocha.

2021: Thomas H. Caudle, Jr., Albert P. Carey, Craig A. Creaturo, and Hongjun Ning.

(5)
Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 in the Common Stock on June 26, 2020, assuming reinvestment of dividends.

(6)
Peer group TSR is calculated based on the value of an initial fixed investment of $100 in the S&P SmallCap 600 Index on June 26, 2020, assuming reinvestment of dividends.

	PEO					Average Non-PEO NEOs
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation from Summary Compensation Table	2,219,431	1,248,408	1,244,710	1,617,866	1,748,373	1,061,857	634,597	696,777	869,763	1,198,197
Adjustments for Equity Awards:
Grant date values in the Summary Compensation Table	(775,283)	(387,500)	(387,500)	(387,500)	—	(472,280)	(157,318)	(142,500)	(162,500)	(275,000)
Year-end fair value for unvested awards granted in the current year	575,908	342,582	376,477	229,604	—	352,051	141,650	138,451	100,463	511,010
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(36,335)	(105,105)	(72,240)	(549,678)	1,139,756	(15,671)	(32,743)	(280,639)	(687,937)	587,118
Fair values at vest date for awards granted and vested in the current year	—	—	—	—	—	—	—	—	—	—
Difference in prior year-end fair values and vest date fair values for awards granted in prior years	8,698	(28,807)	(336,920)	(296,978)	152,537	3,703	(16,080)	(127,515)	(28,975)	124,567
Value at last day of prior year for awards forfeited during the current year	—	—	—	—	—	—	(107,461)	(11,523)	—	—
Total Adjustments for Equity Awards	(227,012)	(178,830)	(420,183)	(1,004,552)	1,292,293	(132,197)	(171,952)	(423,726)	(778,949)	947,695
Compensation Actually Paid	1,992,419	1,069,578	824,527	613,314	3,040,666	929,660	462,645	273,051	90,814	2,145,892

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(4)
Information regarding non-PEO NEOs reflects the average Summary Compensation Table total compensation and average CAP for the following executives by fiscal year:

2025: Andrew J. Eaker, Albert P. Carey, Brian D. Moore, and Hongjun Ning.

2024: Andrew J. Eaker, Albert P. Carey, Hongjun Ning, Meredith S. Boyd and Craig A. Creaturo.

2023: Albert P. Carey, Hongjun Ning, Gregory K. Sigmon, Craig A. Creaturo, and Lucas de Carvalho Rocha.

2022: Albert P. Carey, Craig A. Creaturo, Hongjun Ning, and Lucas de Carvalho Rocha.

2021: Thomas H. Caudle, Jr., Albert P. Carey, Craig A. Creaturo, and Hongjun Ning.

Peer Group Issuers, Footnote	(6) Peer group TSR is calculated based on the value of an initial fixed investment of $100 in the S&P SmallCap 600 Index on June 26, 2020, assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 2,219,431	$ 1,248,408	$ 1,244,710	$ 1,617,866	$ 1,748,373
PEO Actually Paid Compensation Amount	1,992,419	1,069,578	824,527	613,314	3,040,666
Non-PEO NEO Average Total Compensation Amount	1,061,857	634,597	696,777	869,763	1,198,197
Non-PEO NEO Average Compensation Actually Paid Amount	$ 929,660	462,645	273,051	90,814	2,145,892
Adjustment to Non-PEO NEO Compensation Footnote

The following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company and peer group financial performance measures for the fiscal years listed below is provided in accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. Please refer to the “Compensation Discussion and Analysis” section for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

The Company chose the S&P SmallCap 600 Index as the peer group for purposes of Item 201(e) of Regulation S-K in the Company’s Annual Report on Form 10-K for fiscal 2025. The S&P SmallCap 600 Index seeks to measure the small-cap segment of the U.S. equity market, which the Company believes includes companies with characteristics most similar to UNIFI.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net (Loss) Income (in thousands) ($)	Adjusted EBITDA (in thousands) ($)
2025	2,219,431	1,992,419	1,061,857	929,660	44.90	169.09	(20,348)	(11,551)
2024	1,248,408	1,069,578	634,597	462,645	50.47	164.45	(47,395)	(5,197)
2023	1,244,710	824,527	696,777	273,051	69.15	154.22	(46,344)	(4,085)
2022	1,617,866	613,314	869,763	90,814	120.14	144.35	15,171	55,190
2021	1,748,373	3,040,666	1,198,197	2,145,892	212.08	176.08	29,073	64,643

(1)
The principal executive officer, or PEO, for each of the fiscal years listed is Edmund M. Ingle.

(2)
The dollar amounts shown in these columns have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the amounts set forth in the “Total” column of the Summary Compensation Table for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K.

(3)
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Performance share unit grant date fair values are calculated based on the probable outcome of the performance condition and the fair value of the stock price on the grant date; adjustments have been made based on the probable outcome of the performance condition and the stock price as of the measurement date. Restricted stock unit grant date fair values are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of the fiscal year end and as of each vesting date.

(4)
Information regarding non-PEO NEOs reflects the average Summary Compensation Table total compensation and average CAP for the following executives by fiscal year:

2025: Andrew J. Eaker, Albert P. Carey, Brian D. Moore, and Hongjun Ning.

2024: Andrew J. Eaker, Albert P. Carey, Hongjun Ning, Meredith S. Boyd and Craig A. Creaturo.

2023: Albert P. Carey, Hongjun Ning, Gregory K. Sigmon, Craig A. Creaturo, and Lucas de Carvalho Rocha.

2022: Albert P. Carey, Craig A. Creaturo, Hongjun Ning, and Lucas de Carvalho Rocha.

2021: Thomas H. Caudle, Jr., Albert P. Carey, Craig A. Creaturo, and Hongjun Ning.

(5)
Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 in the Common Stock on June 26, 2020, assuming reinvestment of dividends.

(6)
Peer group TSR is calculated based on the value of an initial fixed investment of $100 in the S&P SmallCap 600 Index on June 26, 2020, assuming reinvestment of dividends.

	PEO					Average Non-PEO NEOs
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation from Summary Compensation Table	2,219,431	1,248,408	1,244,710	1,617,866	1,748,373	1,061,857	634,597	696,777	869,763	1,198,197
Adjustments for Equity Awards:
Grant date values in the Summary Compensation Table	(775,283)	(387,500)	(387,500)	(387,500)	—	(472,280)	(157,318)	(142,500)	(162,500)	(275,000)
Year-end fair value for unvested awards granted in the current year	575,908	342,582	376,477	229,604	—	352,051	141,650	138,451	100,463	511,010
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(36,335)	(105,105)	(72,240)	(549,678)	1,139,756	(15,671)	(32,743)	(280,639)	(687,937)	587,118
Fair values at vest date for awards granted and vested in the current year	—	—	—	—	—	—	—	—	—	—
Difference in prior year-end fair values and vest date fair values for awards granted in prior years	8,698	(28,807)	(336,920)	(296,978)	152,537	3,703	(16,080)	(127,515)	(28,975)	124,567
Value at last day of prior year for awards forfeited during the current year	—	—	—	—	—	—	(107,461)	(11,523)	—	—
Total Adjustments for Equity Awards	(227,012)	(178,830)	(420,183)	(1,004,552)	1,292,293	(132,197)	(171,952)	(423,726)	(778,949)	947,695
Compensation Actually Paid	1,992,419	1,069,578	824,527	613,314	3,040,666	929,660	462,645	273,051	90,814	2,145,892

Equity Valuation Assumption Difference, Footnote
(3)
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Performance share unit grant date fair values are calculated based on the probable outcome of the performance condition and the fair value of the stock price on the grant date; adjustments have been made based on the probable outcome of the performance condition and the stock price as of the measurement date. Restricted stock unit grant date fair values are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of the fiscal year end and as of each vesting date.

Compensation Actually Paid vs. Total Shareholder Return	* Value of initial fixed investment of $100
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

The Compensation Committee chose Adjusted EBITDA and Asia Adjusted EBITDA as the performance measures for the fiscal 2025 annual incentive compensation plan and Adjusted Free Cash Flow for the performance measure for the performance share units awarded as part of the fiscal 2025 long-term incentive compensation plan. As discussed, due to various unique factors in fiscal 2025, the Compensation Committee determined that the fiscal 2025 annual incentive plan would be adjusted to have a single objective financial performance metric consisting of the sale of the Madison Facility. See “Compensation Discussion and Analysis—Detailed Review of Compensation Components—Annual Incentive Compensation.” Despite that change, the Company has determined that the following financial performance measures remain appropriate to link CAP of the Company’s NEOs in fiscal 2025 to the Company’s performance:

•
Adjusted EBITDA;
•
Asia Adjusted EBITDA; and
•
Adjusted Free Cash Flow.

Total Shareholder Return Amount	$ 44.9	50.47	69.15	120.14	212.08
Peer Group Total Shareholder Return Amount	169.09	164.45	154.22	144.35	176.08
Net Income (Loss)	$ (20,348,000)	$ (47,395,000)	$ (46,344,000)	$ 15,171,000	$ 29,073,000
Company Selected Measure Amount	(11,551,000)	(5,197,000)	(4,085,000)	55,190,000	64,643,000
PEO Name	Edmund M. Ingle
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Asia Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (227,012)	$ (178,830)	$ (420,183)	$ (1,004,552)	$ 1,292,293
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(775,283)	(387,500)	(387,500)	(387,500)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	575,908	342,582	376,477	229,604	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,335)	(105,105)	(72,240)	(549,678)	1,139,756
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,698)	(28,807)	(336,920)	(296,978)	152,537
PEO | Equity Awards Forfeited Value at Last Day of Prior Year For Awards During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,197)	(171,952)	(423,726)	(778,949)	947,695
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(472,280)	(157,318)	(142,500)	(162,500)	(275,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	352,051	141,650	138,451	100,463	511,010
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,671)	(32,743)	(280,639)	(687,937)	587,118
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,703)	(16,080)	(127,515)	(28,975)	124,567
Non-PEO NEO | Equity Awards Forfeited Value at Last Day of Prior Year For Awards During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (107,461)	$ (11,523)	$ 0	$ 0